Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

10.	SUBSEQUENT EVENTS

Subsequent to September 30, 2018, a total of 4,600,000 warrants were exercised in cashless exercises for 4,206,111 shares of common stock at a weighted average exercise price of $0.21.

Subsequent to September 30, 2018, the Company granted stock options to employees and consultants to purchase a total 2,125,000 shares of common stock for services rendered. The options have an average exercise price of $0.50 per share, expire in five years and vest on grant date or over a period of three years from grant date. Total fair value of these options at grant date was $1,021,764 using the Black-Scholes Option Pricing model.

On October 19, 2018, we issued an unsecured convertible note (the “Note”) to an otherwise unaffiliated third-party entity in the aggregate principal amount of $1,500,000 in exchange for net proceeds of $1,241,500, after an Original Issue Discount of $150,000 and legal and financing expenses of $108,500. In addition, we issued 1,450,000 shares of our Common Stock. The Note is convertible into shares of our Common Stock only on or after the occurrence of an uncured “Event of Default.” Primarily, we will be in default if we do not repay the principal amount of the Note, as required. The other Events of Default are standard for the type of transaction represented by the related Securities Purchase Agreement and the Note. The conversion price in effect on any date on which some or all of the principal of the Note is to be converted shall be a price equal to 70% of the lowest VWAP during the ten trading days immediately preceding the date on which the third party provided its notice of conversion. Upon an Event of Default, we will owe the third party an amount equivalent to 110% of the then-outstanding principal amount of the Note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. We have agreed that, on or after the occurrence of an Event of Default, we will reserve and keep available that number of shares of our Common Stock that is at least equal to 200% of the number of such shares that potentially would be issuable pursuant to the terms of the SPA and the Note (assuming conversion in full of the Note and on any date of determination). As of the issue date, the Note was convertible into an aggregate of 5,603,706 shares of Common Stock. The Company determined that, because the conversion price is unknown, the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the Note created a derivative with a fair value of $1,674,106 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $1,500,000 as a valuation discount to be amortized over the life of the Note, and the excess of $174,106 being recorded as financing cost. In addition, the Company also recorded the Note’s original issue discount of $285,500 as a financing cost.

On October 30, 2018, we issued two unsecured convertible notes to one current investor and one otherwise unaffiliated third-party in the aggregate principal amount of $400,000 in exchange for net proceeds of $400,000. The notes bear interest at a rate of 5% per annum and will mature on April 29, 2019. These notes, upon the Company’s consummation of the contemplated underwritten public offering of the Company’s common stock, all, and not less than all, of (i) the principal and (ii) the accrued interest hereunder shall be converted into shares of the Company’s common stock that shall have been registered therein. The per-share conversion price shall be seventy-five percent (75%) of the offering price of the Common Stock, as reflected on the cover of the definitive prospectus that the Company shall file with the Securities and Exchange Commission upon its acceleration of effectiveness of the contemplated underwritten public offering of the Company’s common stock. As of the issue date, the notes were convertible into an aggregate of 1,523,809 shares of Common Stock. The Company determined that, because the conversion price is unknown, that the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the notes created a derivative with a fair value of $383,966 at the date of issuance. The Company accounted for the fair value of the derivative as a financing cost.

On November 8, 2018, we, and our two wholly-owned merger subsidiaries, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Sound Concepts, Inc., a Utah corporation, its shareholders, and a shareholders’ representative, pursuant to which we will acquire Sound Concepts through a two-step merger, consisting of merging one of our merger subsidiaries with and into Sound Concepts (with Sound Concepts surviving the “first step” of the merger) and, immediately thereafter, merging Sound Concepts with and into our other merger subsidiary (with that subsidiary surviving the “second step” of the merger). We will pay $25,000,000 of value to the shareholders of Sound Concepts, payable through a combination of a $15,000,000 cash payment by us and the issuance of shares of our common stock with a fair market value of $10,000,000. The purchase price is not subject to any closing working capital adjustment or post-closing working capital adjustment.

Each of the parties to the Merger Agreement made customary representations, warranties, and indemnities subject to, in some cases, exceptions and qualifications as will be set forth in a disclosure schedule to the Merger Agreement. Each of the parties also agreed to certain covenants and other agreements, including, among others, (i) covenants requiring Sound Concepts and its shareholders to not solicit other acquisition bids or proposals and (ii) covenants regarding non-solicitation and non-competition.

Completion of the acquisition is subject to the satisfaction or waiver of certain conditions. In addition to customary closing conditions, our obligation to complete the acquisition is conditioned upon the consummation of an underwritten public offering of our common stock and receipt by us of offering proceeds that will be used to pay for all or a portion of the cash portion of the merger consideration. Nothing herein shall constitute an offer to sell or the solicitation of an offer to buy any of the securities in our anticipated offering of shares of our Common Stock.

Currently, we anticipate the closing of the Sound Concepts acquisition to occur in the first quarter of fiscal 2019; however, there can be no assurance that it will close in the first quarter of fiscal 2019, or at all.

The Merger Agreement may be terminated under certain circumstances, including, but not limited to: (i) the mutual written consent of Sound Concepts and us; (ii) by us if there has been a breach, inaccuracy in, or failure to perform any representation, warranty, covenant, or agreement made by Sound Concepts or its shareholders pursuant to the Merger Agreement that would give rise to the failure of any of the closing conditions and such breach, inaccuracy, or failure has not been cured within 10 days of Sound Concepts’ receipt of written notification of such breach from us; provided, that, we (or our merger subsidiaries) are not then in material breach of any provision of the Merger Agreement; (iii) by us if our closing conditions have not been, or if it becomes apparent that any of such conditions will not be, fulfilled by February 14, 2019, unless such failure is due to our failure to perform or comply with any of the covenants, agreements, or conditions required to be performed or complied with by it prior to the closing of the acquisition; (iv) by Sound Concepts if there has been a breach, inaccuracy in, or failure to perform any representation, warranty, covenant, or agreement made by us (or our merger subsidiaries) pursuant to the Merger Agreement that would give rise to the failure of any of the closing conditions and such breach, inaccuracy, or failure has not been cured within 10 days of our receipt of written notice of such breach from Sound Concepts; provided, that neither Sound Concepts or its shareholders is then in material breach of any provision of the Merger Agreement; (v) by Sound Concepts if any of Sound Concepts’ or its shareholders’ closing conditions have not been, or if it becomes apparent that any of such conditions will not be, fulfilled by January 31, 2019, unless such failure is due to Sound Concepts’, or its shareholders’, failure to perform or comply with any of the covenants, agreements, or conditions to be performed or complied with by it or them prior to the Closing of the acquisition; and (vi) by Sound Concepts or us if (1) there is any law that makes consummation of the transactions contemplated by the Merger Agreement illegal or otherwise prohibited or (2) any governmental authority issued a governmental order restraining or enjoining the transactions contemplated by the Merger Agreement, and such governmental order has become final and non-appealable.

15. SUBSEQUENT EVENTS

(i)	In January 2018, the Company issued unsecured convertible notes to Auctus Fund (Auctus) and EMA Financial (EMA) that total $150,000 in exchange for cash of $130,000 or an original issue discount of $20,000. The notes mature in January 2019 and bear interest at a rate of 8% per annum. The notes are also convertible to common shares at a conversion price equal to the lower of: (i) the closing sale price of the Common Stock on the Principal Market on the Trading Day immediately preceding the Closing Date, and (ii) 70% of either the lowest sale price for the Common Stock on the Principal Market during the ten (10) consecutive Trading Days including and immediately preceding the Conversion Date, or the closing bid price. As part of the offering, the Company also granted Auctus and EMA five-year warrants to acquire a total of 1,000,000 shares of the Company’s common stock with an exercise price of $0.14 per share.

The Company determined that the conversion feature of the notes and the warrants issued are subject to derivative liability accounting with a fair value of $301,739 at the date of issuance. The Company will account the fair value of the derivative up to the face amount of the notes of $150,000 as a valuation discount to be amortized over the life of the note, and the excess of $151,739 being recorded as a finance cost. In addition, the Company will also record financing costs of $20,000 to account the original issue discount of the notes.

(ii)	From January 2018 through March 2018, the Company granted 106,847 shares of common stock and stock options to purchase 906,272 shares of common stock with a total fair value of $181,157. These equity instruments were granted to employees for services to be rendered and settlement of debt. The stock options granted vest over a period of 3 years with an average exercise price of $0.26 per share.

(iii)	From January 2018 through March 2018, the Company issued 7,383,006 shares of common stock and paid $976,120 in cash to settle outstanding notes payable totaling $1,870,769 and accrued interest of $147,097. As a result, the Company will record interest expense of $893,120 to expense the unamortized debt discount and prepayment interest, gain of $1,248,809 to extinguish the corresponding derivative liability related to these notes payable and loss on debt extinguishment of $1,090,057.

(iv)	From January 2018 through March 2018, the Company issued 20,469,028 shares of common stock in exchange for cash of $3,300,500 or an average selling price of $0.16 per share. As part of the sale, one investor and current note holder agreed to cancel a note payable amounting to $100,000 that was issued in November 2017. As a result, the Company will record a gain on extinguishment of $158,396 to account the extinguishment of derivative liability of $136,226 and unamortized debt discount of $77,830. In connection with certain of such sales of shares of common stock, the referenced cancellation of a note payable, and the above-referenced settlement in cash of certain outstanding notes, we may be in a dispute with such investor in respect of the applicability of that cash settlement, as distinguished from such investor’s desire to convert one or both of such settled notes into shares of common stock. In connection therewith, we have reserved 200,000 shares of common.

(v)	On March 28, 2018 the Company converted the CEO’s accrued salary of $582,333 into 407,226 restricted shares of common stock at a price of $1.43 per share, which represents the closing price of the Company’s shares as reported on OTC markets on March 28, 2018.

(vi)	Subsequent to December 31, 2017, 4,641,667 shares of common stock that were subject to vesting schedules and previously accounted for were issued.